Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Disclosure of operating segments [text block]

Year Ended December 31, 2020
	Young-Davidson	Mulatos	Island Gold	Corporate /other[1]	Total
Operating revenues	$239.4	$261.7	$247.0	—	$748.1
Cost of sales
Mining and processing	133.9	120.9	57.8	—	312.6
Royalties	3.7	1.3	5.2	—	10.2
COVID-19 costs	—	2.0	4.5	—	6.5
Amortization	63.7	44.6	44.4	—	152.7
	201.3	168.8	111.9	—	482.0
Expenses
Exploration	—	4.2	1.0	2.0	7.2
Corporate and administrative	—	—	—	21.0	21.0
Share-based compensation	—	—	—	10.3	10.3
Earnings (loss) from operations	$38.1	$88.7	$134.1	($33.3)	$227.6
Finance expense					(4.3)
Foreign exchange loss					(1.4)
Other loss					(3.7)
Earnings before income taxes					$218.2
1. Corporate/other consists of corporate balances and exploration, development projects and mines in reclamation. During the construction phase of Kirazlı, all operating costs are capitalized to the project, however costs that are expensed are included in the Corporate and other segment.

Year Ended December 31, 2019
	Young-Davidson	Mulatos	Island Gold	El Chanate	Corporate/other[1]	Total
Operating revenues	$262.1	$194.4	$207.3	$19.3	—	$683.1
Cost of sales
Mining and processing	146.6	107.8	64.2	20.4	—	339.0
Royalties	4.4	3.1	9.9	—	—	17.4
Amortization	80.1	28.0	55.3	1.6	—	165.0
	231.1	138.9	129.4	22.0	—	521.4
Expenses
Exploration	—	3.6	1.1	—	2.0	6.7
Corporate and administrative	—	—		—	19.8	19.8
Share-based compensation	—	—		—	9.2	9.2
Earnings (loss) from operations	$31.0	$51.9	$76.8	($2.7)	($31.0)	$126.0
Finance expense						(2.5)
Foreign exchange gain						0.3
Other gain						5.1
Earnings before income taxes						$128.9
1. Corporate/other consists of corporate balances and exploration, development projects and mines in reclamation. During the construction phase of Kirazlı, all operating costs are capitalized to the project, however costs that are expensed are included in the Corporate and other segment.
(b) Segment assets and liabilities
The following table presents the segment assets and liabilities:

	Total Assets		Total liabilities
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Young-Davidson	$1,652.8	$1,595.8	$275.8	$264.6
Mulatos	420.9	411.3	120.1	102.6
Island Gold	995.0	921.4	301.1	269.4
Kirazlı	152.6	147.5	15.6	14.9
Corporate/other	415.2	320.5	72.4	49.7
Total assets and liabilities	$3,636.5	$3,396.5	$785.0	$701.2